Restatement of Previously issued Financial Statements - Summary Of Effect Of Restatement On Financial Statement (Detail) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Nov. 27, 2020	Nov. 26, 2020	Jul. 28, 2020
Balance Sheet at :
Warrant liability	$ 36,104,088	$ 36,549,753		$ 36,549,753
Total liabilities	42,030,071	42,409,421
Additional paid-in capital	17,000,551	17,260,671
Accumulated deficit	(12,001,400)	(12,261,549)
Total Shareholders' Equity	5,000,010	5,000,006			$ 0
Statement of Operations for the period from July 29, 2020 (inception) through December 31, 2020
Excess of fair value of Private Placement Warrants	445,665	(11,211,642)
Transaction costs		1,021,001
Total other income/(expense)	474,123	(12,221,892)
Net loss	260,149	(12,261,549)
Cash Flows from Operating Activities:
Net loss	260,149	(12,261,549)
Excess value of underwriter warrants	(445,665)	11,211,642
Net cash used in operating activities	(108,852)	(97,168)
Supplemental disclosure of cash flow information:
Class A ordinary shares subject to possible redemption	$ (260,145)	(21,295)
Initial classification of warrant liability		36,549,753
As Previously Reported [Member]
Balance Sheet at :
Total liabilities		5,859,668	$ 5,680,163
Class A ordinary shares subject to possible redemption		156,864,332	156,885,627
Class A ordinary shares		93	92
Additional paid-in capital		5,028,387	5,007,093
Accumulated deficit		(28,906)	(7,611)
Total Shareholders' Equity		5,000,005	5,000,005
Statement of Operations for the period from July 29, 2020 (inception) through December 31, 2020
Total other income/(expense)		10,751
Net loss		$ (28,906)
Basic and diluted net loss per share, Class B Ordinary shares		$ 0.00
Cash Flows from Operating Activities:
Net loss		$ (28,906)
Net cash used in operating activities		(97,168)
Supplemental disclosure of cash flow information:
Class A ordinary shares subject to possible redemption		156,864,332
Adjustment [Member]
Balance Sheet at :
Warrant liability		36,549,753	36,549,753
Total liabilities		36,549,753	36,549,753
Class A ordinary shares subject to possible redemption		(36,549,754)	(36,549,754)
Class A ordinary shares		360	360
Additional paid-in capital		12,232,284	12,232,284
Accumulated deficit		(12,232,643)	(12,232,643)
Total Shareholders' Equity		1	1
Statement of Operations for the period from July 29, 2020 (inception) through December 31, 2020
Excess of fair value of Private Placement Warrants		(11,211,642)
Transaction costs		(1,021,001)
Total other income/(expense)		(12,232,643)
Net loss		$ (12,232,643)
Basic and diluted net loss per share, Class B Ordinary shares		$ (3.20)
Cash Flows from Operating Activities:
Net loss		$ (12,232,643)
Excess value of underwriter warrants		11,211,642
Transaction costs		1,021,001
Supplemental disclosure of cash flow information:
Class A ordinary shares subject to possible redemption		(36,549,754)
Initial classification of warrant liability		36,549,753
As restated [Member]
Balance Sheet at :
Warrant liability		36,549,753	36,549,753
Total liabilities		42,409,421	42,229,916
Class A ordinary shares subject to possible redemption		120,314,578	120,335,873
Class A ordinary shares		453	442
Additional paid-in capital		17,260,671	17,239,377
Accumulated deficit		(12,261,549)	(12,240,254)
Total Shareholders' Equity		5,000,006	$ 5,000,006
Statement of Operations for the period from July 29, 2020 (inception) through December 31, 2020
Excess of fair value of Private Placement Warrants		(11,211,642)
Transaction costs		(1,021,001)
Total other income/(expense)		(12,221,892)
Net loss		$ (12,261,549)
Basic and diluted net loss per share, Class B Ordinary shares		$ (3.20)
Cash Flows from Operating Activities:
Net loss		$ (12,261,549)
Excess value of underwriter warrants		11,211,642
Transaction costs		1,021,001
Net cash used in operating activities		(97,168)
Supplemental disclosure of cash flow information:
Class A ordinary shares subject to possible redemption		120,314,578
Initial classification of warrant liability		$ 36,549,753